CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive Income/ (loss) [1]	Total before Non-controlling interest	Non-controlling Interest	General Partner Units and IDRs		Common Units	Common Units Total before Non-controlling interest	Common Units Limited Partner	Preferred Units	Preferred Units Total before Non-controlling interest	Preferred Units Limited Partner
Balance at beginning of the period at Dec. 31, 2016	$ 604,429	$ (5,053)	$ 536,453	$ 67,976	$ 50,942	[2]			$ 490,564			$ 0
Increase (Decrease) in Partners' Capital
Net income	144,848		129,280	15,568	2,544	[2]			124,656			2,080
Cash distributions	(163,141)		(163,141)		(3,221)	[2]			(157,840)			(2,080)
Non-controlling interest dividends	(7,000)			(7,000)
Other comprehensive income (loss)	5,079	5,079	5,079
Net proceeds from issuance of units					2,214	[2]	$ 122,116	$ 122,116	119,902	$ 132,991	$ 132,991	132,991
Conversion of earn-out units	8,041		8,041		121	[2]			7,920
Grant of unit options	238		238						238
Balance at end of the period at Dec. 31, 2017	847,601	26	771,057	76,544	52,600	[2]			585,440			132,991
Increase (Decrease) in Partners' Capital
Net income	76,548		73,190	3,358	1,223	[2]			59,925
Cash distributions	(164,714)		(164,714)		(3,066)	[2]			(149,606)
Other comprehensive income (loss)	(26)	(26)	(26)
Net proceeds from issuance of units					291	[2]	$ 13,854	$ 13,854	13,563
Grant of unit options	234		234						234
Common units repurchased and canceled	(13,980)		(13,980)						(13,980)
Balance at end of the period at Dec. 31, 2018	759,517	0	679,615	79,902	51,048	[2]			495,576			132,991
Increase (Decrease) in Partners' Capital
Net income	21,134		17,805	3,329	115	[2]			5,648			12,042
Cash distributions	(126,599)		(126,599)		(2,322)	[2]			(112,235)			(12,042)
Other comprehensive income (loss)	0
Grant of unit options	207		207						207
Common units repurchased and canceled	(1,565)		(1,565)						(1,565)
Balance at end of the period at Dec. 31, 2019	$ 652,694	$ 0	$ 569,463	$ 83,231	$ 48,841	[1]			$ 387,631			$ 132,991

[1]	Relates to unrealized net losses/(income) on qualifying cash flow hedges.
[2]	As of December 31, 2019 and 2018, the carrying value of the equity attributable to the incentive distribution rights holders was $32.5 million